Retirement Plans and Employee Rights Upon Termination (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 03, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Retirement Plans and Employee Rights Upon Termination [Abstract]
Severance liabilities		$ 3,800,000	$ 4,400,000
Employee contribution percentage		50.00%
Employer contributions matching amount	$ 3,000	$ 3,000
Percent of employee contribution matched by the Company	4.00%	3.00%
Employer contribution amount		$ 4,200,000	$ 2,800,000	$ 1,100,000